USA MUTUALS ALL SEASONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 51.5%
MONEY MARKET FUNDS - 51.5%
16,484,456	First American Treasury Obligations Fund, Class X, 5.28% (Cost $16,484,456)(a)	$ 16,484,456

	TOTAL INVESTMENTS - 51.5% (Cost $16,484,456)	$ 16,484,456
	OTHER ASSETS IN EXCESS OF LIABILITIES- 48.5%	15,501,147
	NET ASSETS - 100.0%	$ 31,985,603

(a)	Rate disclosed is the seven day effective yield as of December 31, 2023.